RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Balances and Transactions
	December 31,
	2019	2018

Trade payables and accrued expenses	$104	$133
	Year ended December 31,
	2019	2018	2017
Amounts charged to:

Research and development expenses	$241	$314	$447